Insurance (Fund Groupings) (Details) - Variable Annuity and Variable Life - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 162,462	$ 171,849
Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	79,473	87,667
Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	69,973	71,742
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	11,783	11,416
Money Market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 1,233	$ 1,024